UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.5%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.9%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Amtek Auto Ltd.(1)                                                         9,513,158        $75,391,543
-----------------------------------------------------------------------------------------------------------
Bharat Forge Ltd.                                                            717,597          5,829,714
-----------------------------------------------------------------------------------------------------------
Rico Auto Industries Ltd.(1)                                               8,990,692         12,592,034
                                                                                        ------------------
                                                                                             93,813,291
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.1%
Bajaj Auto Ltd.                                                              817,893         48,388,468
-----------------------------------------------------------------------------------------------------------
China Motor Corp.                                                            254,250            232,709
-----------------------------------------------------------------------------------------------------------
Ford Otomotiv Sanayi AS                                                    2,922,632         22,717,621
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                            842,205         63,798,603
-----------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                                           359,820         15,486,953
-----------------------------------------------------------------------------------------------------------
Kia Motors Corp.                                                           4,312,985         65,436,153
-----------------------------------------------------------------------------------------------------------
Mahindra & Mahindra Ltd.                                                   3,723,441         68,351,596
-----------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                30,269,500         52,678,508
-----------------------------------------------------------------------------------------------------------
Ssangyong Motor Co.(1,2)                                                  11,885,529         66,375,311
                                                                                        ------------------
                                                                                            403,465,922
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                                                      36,685,700         29,624,064
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.4%
Consorcio ARA SA de CV                                                     4,883,700         28,790,158
-----------------------------------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B(2)                                     10,090,500         43,683,608
-----------------------------------------------------------------------------------------------------------
Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR(3,4)            380,220         72,812,130
-----------------------------------------------------------------------------------------------------------
Gafisa SA(2)                                                               2,868,400         41,734,226
-----------------------------------------------------------------------------------------------------------
Humax Co. Ltd.(1)                                                          2,985,470         92,051,604
-----------------------------------------------------------------------------------------------------------
Inventec Appliances Corp.                                                 19,531,200         45,838,531
-----------------------------------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B(1,2)                                         45,037,950         55,356,379
-----------------------------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd.(2)                                  17,641,600         54,126,517
                                                                                        ------------------
                                                                                            434,393,153
-----------------------------------------------------------------------------------------------------------
MEDIA--0.4%
Corporacion Interamericana de Entretenimiento SA de CV(2)                 10,260,239         22,419,401
-----------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                 2,863,000         16,231,181
-----------------------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd.(2)                                             666,352          3,903,337
                                                                                        ------------------
                                                                                             42,553,919
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Lojas Americanas SA, Preference                                        1,341,870,000         64,831,225
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
JD Group Ltd.                                                              1,610,192         17,846,070
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Companhia de Bebidas das Americas, ADR(4)                                    238,200          9,885,300
-----------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR, Preference(4)                        657,800         30,331,158
-----------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                           566,000         59,571,500
-----------------------------------------------------------------------------------------------------------
United Breweries Ltd.                                                      4,537,190         18,262,565
                                                                                        ------------------
                                                                                            118,050,523


1  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR(4)                                                           2,771,500   $     85,971,930
-----------------------------------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora de Participacoes SA                       935,832         20,015,742
-----------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                     5,139,512         46,968,712
-----------------------------------------------------------------------------------------------------------
President Chain Store Corp.                                               12,892,074         31,891,340
-----------------------------------------------------------------------------------------------------------
Shinsegae Department Store Co.                                                50,586         32,495,660
                                                                                        ------------------
                                                                                            217,343,384
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
Bunge Ltd.(4)                                                                354,200         24,971,100
-----------------------------------------------------------------------------------------------------------
Cosan SA Industria e Comercio(2)                                           1,150,000         20,014,781
-----------------------------------------------------------------------------------------------------------
Sadia SA, Preference(1)                                                   33,135,000        105,450,416
-----------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                            907,200         19,691,457
-----------------------------------------------------------------------------------------------------------
Uni-President Enterprises Corp.                                           14,130,000         13,806,679
                                                                                        ------------------
                                                                                            183,934,433
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Able C&C(1)                                                                  505,190          4,522,710
-----------------------------------------------------------------------------------------------------------
Trent Ltd.                                                                   701,326         13,974,154
                                                                                        ------------------
                                                                                             18,496,864
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp.(2)                                                         80,402         43,689,686
-----------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                                       2,950,500         39,930,554
-----------------------------------------------------------------------------------------------------------
Pacific Corp.                                                                 49,072          7,128,337
                                                                                        ------------------
                                                                                             90,748,577
-----------------------------------------------------------------------------------------------------------
TOBACCO--1.5%
Eastern Tobacco Co.                                                          883,022         47,088,331
-----------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                  12,240,625         50,651,428
-----------------------------------------------------------------------------------------------------------
PT Gudang Garam Tbk                                                       44,362,500         48,162,234
                                                                                        ------------------
                                                                                            145,901,993
-----------------------------------------------------------------------------------------------------------
ENERGY--15.2%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
China Oilfield Services Ltd.                                              16,310,000          8,680,495
-----------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                          909,532         54,571,920
-----------------------------------------------------------------------------------------------------------
Hydril Co.(2)                                                                797,529         60,341,044
-----------------------------------------------------------------------------------------------------------
Technip SA                                                                 1,174,184         82,659,224
-----------------------------------------------------------------------------------------------------------
Tenaris SA, ADR(4)                                                         1,782,900         83,814,129
                                                                                        ------------------
                                                                                            290,066,812
-----------------------------------------------------------------------------------------------------------
OIL & GAS--12.3%
China Petroleum & Chemical Corp.                                         106,884,000         85,049,957
-----------------------------------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.                                             26,987,500         52,179,592
-----------------------------------------------------------------------------------------------------------
Det Norske Oljeselskap ASA(2)                                             18,370,344         34,656,836
-----------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR(4)                                                   1,669,300        149,702,460
-----------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                       38,142,000         48,543,249
-----------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR(4)                                             4,525,700        426,094,655
-----------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR(4)                                               680,300         57,757,470
-----------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                   3,511,563         97,692,135

2  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
S-Oil Corp.                                                                  839,750   $     61,534,379
-----------------------------------------------------------------------------------------------------------
S-Oil Corp., Preference                                                      215,948         12,849,760
-----------------------------------------------------------------------------------------------------------
Surgutneftegaz OJSC, Sponsored ADR                                         1,734,227        119,681,393
-----------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri AS                                      3,109,200         51,329,871
-----------------------------------------------------------------------------------------------------------
Yanzhou Coal Mining Co. Ltd.                                              44,961,000         31,963,276
                                                                                        ------------------
                                                                                          1,229,035,033
-----------------------------------------------------------------------------------------------------------
FINANCIALS--20.7%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Korea Investment Holdings Co. Ltd.                                           830,850         42,733,771
-----------------------------------------------------------------------------------------------------------
Mirae Asset Securities Co. Ltd.                                              572,960         40,381,858
                                                                                        ------------------
                                                                                             83,115,629
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--12.3%
Banco Bradesco SA(2)                                                          50,195          1,886,403
-----------------------------------------------------------------------------------------------------------
Banco Bradesco SA, Preference                                              2,254,256         84,755,861
-----------------------------------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR(4)                                        1,243,800         46,903,698
-----------------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E(1)                        3,277,785         52,444,560
-----------------------------------------------------------------------------------------------------------
Banco Nossa Caixa SA                                                       1,360,500         31,583,709
-----------------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                        12,063,678         58,527,577
-----------------------------------------------------------------------------------------------------------
Bank Leumi Le-Israel                                                      13,753,900         55,731,695
-----------------------------------------------------------------------------------------------------------
China Merchants Bank Co. Ltd.(2)                                           4,306,000          8,270,177
-----------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR(1,3,4)                        2,675,100         26,897,539
-----------------------------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR(1)                            4,228,723         42,518,875
-----------------------------------------------------------------------------------------------------------
Daegu Bank                                                                 1,667,800         27,636,649
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                                          4,181,300         15,570,047
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                         23,827,500         48,376,967
-----------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                 1,439,403         73,569,315
-----------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR(4)                                          2,300,200         89,500,782
-----------------------------------------------------------------------------------------------------------
Industrial & Commercial Bank of China(2)                                  77,500,000         39,254,379
-----------------------------------------------------------------------------------------------------------
Israel Discount Bank, Cl. A(2)                                            17,280,553         37,288,258
-----------------------------------------------------------------------------------------------------------
Jeonbuk Bank(1)                                                            2,466,548         25,213,543
-----------------------------------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR(4)                                               635,100         49,696,575
-----------------------------------------------------------------------------------------------------------
Korea Exchange Bank(2)                                                     1,498,920         21,935,021
-----------------------------------------------------------------------------------------------------------
Orszagos Takarekpenztar es Kereskedelmi Bank plc                           1,077,700         41,445,326
-----------------------------------------------------------------------------------------------------------
PT Bank Mandiri                                                          171,832,500         52,027,844
-----------------------------------------------------------------------------------------------------------
Pusan Bank                                                                 1,895,970         23,461,188
-----------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                             672,490         32,743,501
-----------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                                   2,491,736         30,607,589
-----------------------------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd.(2)                                              582,693,189         49,673,803
-----------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi, Cl. C                                                  7,580,019         31,545,393
-----------------------------------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D                                       14,841,200         65,847,457
-----------------------------------------------------------------------------------------------------------
Woori Finance Holdings Co. Ltd.                                            2,380,110         53,525,904
                                                                                        ------------------
                                                                                          1,218,439,635
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Kiatnakin Bank Public Co. Ltd.                                            17,401,420         14,543,602

3  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
Tisco Bank Public Co. Ltd.                                                24,094,980        $17,788,466
                                                                                        ------------------
                                                                                             32,332,068
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
Fubon Financial Holding Co. Ltd.                                         109,057,000        102,683,539
-----------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd., GDR(4)                                   1,624,400         15,269,360
-----------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                              21,635,376         84,085,898
-----------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR(4)                            17,834,250         17,388,394
-----------------------------------------------------------------------------------------------------------
Reliance Capital Ltd.                                                      2,309,200         30,653,737
                                                                                        ------------------
                                                                                            250,080,928
-----------------------------------------------------------------------------------------------------------
INSURANCE--1.8%
Aksigorta AS                                                              12,983,810         47,782,207
-----------------------------------------------------------------------------------------------------------
Anadolu Anonim Turk Sigorta Sirketi                                        1,691,866          2,700,003
-----------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                         43,506,643         98,206,090
-----------------------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                         2,228,783         24,142,038
-----------------------------------------------------------------------------------------------------------
Shin Kong Financial Holding Co. Ltd.                                       9,336,411          9,613,559
                                                                                        ------------------
                                                                                            182,443,897
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.3%
Solidere, GDR(3)                                                           1,546,845         24,177,187
-----------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
Medinet Nasr for Housing & Development Co.(1)                              1,532,459         23,741,794
-----------------------------------------------------------------------------------------------------------
Parsvnath Developers Ltd.(2)                                                  69,345            816,042
-----------------------------------------------------------------------------------------------------------
Sistema Hals, GDR(1,2)                                                         6,100          1,498,160
-----------------------------------------------------------------------------------------------------------
Sistema Hals, GDR(1,2,3,4)                                                 1,169,000         14,355,320
-----------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                  443,971,755         87,835,333
                                                                                        ------------------
                                                                                            128,246,649
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Housing Development Finance Corp. Ltd.                                     3,839,500        141,363,331
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--2.0%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Diagnosticos da America(1,2)                                               3,273,900         69,560,924
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Aspen Pharmacare Holdings Ltd.(2)                                          3,257,346         15,350,084
-----------------------------------------------------------------------------------------------------------
Divi's Laboratories Ltd.                                                     629,813         42,309,489
-----------------------------------------------------------------------------------------------------------
Glenmark Pharmaceuticals Ltd.                                                990,214         12,487,251
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR(4)                      1,757,000         56,329,420
                                                                                        ------------------
                                                                                            126,476,244
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.5%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Bharat Electronics Ltd.                                                      818,900         20,860,604
-----------------------------------------------------------------------------------------------------------
Elbit Systems Ltd.                                                           157,177          5,187,313
-----------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA                                       4,787,100         49,728,351
                                                                                        ------------------
                                                                                             75,776,268
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.2%
Aveng Ltd.                                                                 2,274,805         10,399,199
-----------------------------------------------------------------------------------------------------------
Continental Engineering Corp.                                             14,736,210         12,530,791

4  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
-----------------------------------------------------------------------------------------------------------
Empresas ICA SA de CV(2)                                                  14,452,483   $     52,303,999
-----------------------------------------------------------------------------------------------------------
FLSmidth & Co. AS                                                            642,550         37,442,843
-----------------------------------------------------------------------------------------------------------
GS Engineering & Construction Corp.                                          324,560         30,348,377
-----------------------------------------------------------------------------------------------------------
Hyundai Development Co.                                                      556,520         34,612,209
-----------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co. Ltd.(2)                             1,069,542         64,447,573
-----------------------------------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en America Latina SA de CV(2)        32,277,200         33,941,664
-----------------------------------------------------------------------------------------------------------
Kyeryong Construction Industrial Co. Ltd.(1)                                 585,682         24,105,382
-----------------------------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                                       3,755,062        114,548,195
-----------------------------------------------------------------------------------------------------------
Orascom Construction Industries                                              112,200          4,782,060
                                                                                        ------------------
                                                                                            419,462,292
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Bharat Heavy Electricals Ltd.                                                946,531         53,021,775
-----------------------------------------------------------------------------------------------------------
Motech Industries, Inc.                                                      877,975         13,207,633
-----------------------------------------------------------------------------------------------------------
Ormat Industries Ltd.                                                        589,662          6,649,128
                                                                                        ------------------
                                                                                             72,878,536
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Empresas Copec SA                                                            412,827          4,668,480
-----------------------------------------------------------------------------------------------------------
Far Eastern Textile Ltd.                                                  17,434,880         14,744,711
-----------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd.                                                          4,566,000         51,615,007
-----------------------------------------------------------------------------------------------------------
Koc Holding AS                                                            19,152,936         65,610,746
-----------------------------------------------------------------------------------------------------------
LG Corp.                                                                     609,490         20,396,125
-----------------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                             8,101,300         44,102,554
                                                                                        ------------------
                                                                                            201,137,623
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Lupatech SA(2)                                                               231,200          2,887,597
-----------------------------------------------------------------------------------------------------------
SembCorp Marine Ltd.                                                      16,305,000         35,803,736
                                                                                        ------------------
                                                                                             38,691,333
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.3%
All America Latina Logistica(1)                                           13,694,300        121,129,721
-----------------------------------------------------------------------------------------------------------
All America Latina Logistica, GDR(1,5)                                     1,189,000         10,475,090
                                                                                        ------------------
                                                                                            131,604,811
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Gateway Distriparks Ltd.                                                   2,828,000         11,642,140
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.3%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.2%
High Tech Computer Corp.                                                   4,268,280         98,722,122
-----------------------------------------------------------------------------------------------------------
Inventec Co. Ltd.                                                         53,229,160         46,250,445
-----------------------------------------------------------------------------------------------------------
Lite-On Technology Corp.                                                  42,137,208         54,658,500
-----------------------------------------------------------------------------------------------------------
Mitac International Corp.                                                 30,230,211         36,268,775
-----------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                     44,834,762         78,190,494
                                                                                        ------------------
                                                                                            314,090,336
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Hon Hai Precision Industry Co. Ltd.                                       25,051,200        182,422,931
-----------------------------------------------------------------------------------------------------------
Merry Electronics Co. Ltd.(1)                                             12,873,090         37,417,145
-----------------------------------------------------------------------------------------------------------
Synnex Technology International Corp.                                     31,548,088         35,654,997


5  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Varitronix International Ltd.(1)                                          28,515,000        $16,569,217
                                                                                        ------------------
                                                                                            272,064,290
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
NHN Corp.                                                                    180,117         20,446,918
-----------------------------------------------------------------------------------------------------------
IT SERVICES--2.9%
HCL Technologies Ltd.                                                      3,204,593         45,168,915
-----------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                  2,913,900        142,534,548
-----------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                             3,584,230         96,055,954
                                                                                        ------------------
                                                                                            283,759,417
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
MediaTek, Inc.                                                             3,930,000         40,223,562
-----------------------------------------------------------------------------------------------------------
Powerchip Semiconductor Corp.                                              3,018,797          1,960,258
-----------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                      195,328        134,092,929
-----------------------------------------------------------------------------------------------------------
Sunplus Technology Co. Ltd.(1)                                            53,455,983         54,877,509
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                               21,761,000         44,210,127
-----------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                          11,799,400        126,843,550
-----------------------------------------------------------------------------------------------------------
Telechips, Inc.(1)                                                           533,319         10,645,147
-----------------------------------------------------------------------------------------------------------
United Microelectronics Corp.                                            181,412,798        118,641,950
                                                                                        ------------------
                                                                                            531,495,032
-----------------------------------------------------------------------------------------------------------
MATERIALS--9.8%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Finetec Corp.(1)                                                           1,676,105         30,299,203
-----------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd.                                              646,004          3,440,276
-----------------------------------------------------------------------------------------------------------
Taiwan Fertilizer Co. Ltd.                                                 3,098,000          5,968,009
                                                                                        ------------------
                                                                                             39,707,488
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Cemex SAB, Sponsored ADR(4)                                                2,310,364         75,179,245
-----------------------------------------------------------------------------------------------------------
METALS & MINING--8.3%
Anglo Platinum Ltd.                                                        1,189,161        137,424,119
-----------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR(4)                                   2,931,700        141,366,574
-----------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR(4)                                         3,096,200         85,950,512
-----------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR(4)                               2,941,400         69,269,970
-----------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR(2,4)                             967,400         16,407,104
-----------------------------------------------------------------------------------------------------------
Highland Gold Mining Ltd.(1,2)                                            10,614,973         29,421,698
-----------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                              3,676,080         92,876,951
-----------------------------------------------------------------------------------------------------------
OAO TMK, GDR(2,3,4)                                                        2,591,500         76,449,250
-----------------------------------------------------------------------------------------------------------
PT Aneka Tambang Tbk(1)                                                  141,942,900        116,930,594
-----------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.(4)                                                       4,717,265         60,569,683
                                                                                        ------------------
                                                                                            826,666,455
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Aracruz Celulose SA, Sponsored ADR(4)                                        570,500         34,720,630
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.4%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
PT Indosat Tbk                                                           203,451,500        127,642,785
-----------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                          117,957,000        128,455,428

6  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          2,429,585   $     77,656,943
-----------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference                                864,100         12,771,917
                                                                                        ------------------
                                                                                            346,527,073
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.9%
Advanced Info Service Public Co. Ltd.                                      9,667,700         22,489,287
-----------------------------------------------------------------------------------------------------------
America Movil SA de CV, Series L                                           4,377,900        194,685,213
-----------------------------------------------------------------------------------------------------------
Bharti Airtel Ltd.(2)                                                      7,820,593        110,266,655
-----------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.(2)                        17,286,000         37,777,535
-----------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                2,030,402        117,848,160
-----------------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                                            1,293,856          6,052,087
                                                                                        ------------------
                                                                                            489,118,937
-----------------------------------------------------------------------------------------------------------
UTILITIES--0.9%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Eletropaulo Metropolitana SA, Cl. B, Preference(2)                       907,090,900         40,641,022
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Gail India Ltd.                                                            7,466,820         44,585,255
-----------------------------------------------------------------------------------------------------------
Reliance Natural Resources(2)                                              5,010,963          2,610,110
                                                                                        ------------------
                                                                                             47,195,365
                                                                                        ------------------
Total Common Stocks (Cost $7,065,480,757)                                                 9,909,146,966

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10 [INR] (Cost $743,371)                  $32,425,500            623,762

                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Trent Ltd. Wts., Exp. 1/7/10(2) (Cost $0)                                     63,757            356,328
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $7,066,224,128)                             9,910,127,056

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED(6)--2.6%
JOINT REPURCHASE AGREEMENTS--2.6%

Undivided interest of 6.93% in joint repurchase agreement
(Principal Amount/Value $3,650,000,000, with a maturity value of
$3,650,541,417) with Nomura Securities, 5.34%, dated 11/30/06, to be repurchased at $253,050,884 on 12/1/06, collateralized by U.S.
Agency Mortgages, 0.00%-7.374%, 3/15/14-10/25/44, with a value of
$3,723,000,000 (Cost $253,013,354)                                       $253,013,354        253,013,354
----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,319,237,482)                               102.1%    10,163,140,410
----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                            (2.1)      (205,723,178)
                                                                     -------------------------------------
Net Assets                                                                      100.0%    $9,957,417,232
                                                                     =====================================

Footnotes to Statement of Investments

7  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR Indian Rupee

1. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES                                      SHARES
                                                              AUGUST         GROSS           GROSS      NOVEMBER
                                                            31, 2006     ADDITIONS      REDUCTIONS      30, 2006
-----------------------------------------------------------------------------------------------------------------
Able C&C                                                     589,454            --          84,264       505,190

All America Latina Logistica                               1,331,820    12,362,480**            --    13,694,300

All America Latina Logistica, GDR                            118,900     1,070,100**            --     1,189,000

Amtek Auto Ltd.                                            9,513,158            --              --     9,513,158

Banco Latinoamericano de Exportaciones SA, Cl. E           3,299,385            --          21,600     3,277,785

Commerical International Bank, Sponsored GDR               2,675,100            --              --     2,675,100

Commerical International Bank, Sponsored GDR               4,228,723            --              --     4,228,723

Diagnosticos da America                                    3,273,900            --              --     3,273,900

Divi's Laboratories Ltd.*                                    788,816            --         159,003       629,813

Finetec Corp.                                              1,676,105            --              --     1,676,105

Highland Gold Mining Ltd.                                  8,931,119     1,683,854              --    10,614,973

Humax Co. Ltd.                                             3,550,683            --         565,213     2,985,470

Inventec Appliances Corp.*                                22,053,200            --       2,522,000    19,531,200

Jeonbuk Bank                                               2,466,548            --              --     2,466,548

Kyeryong Construction Industrial Co. Ltd.                    585,682            --              --       585,682

Medinet Nasr for Housing & Development Co.                 1,532,459            --              --     1,532,459

Merry Electronics Co. Ltd.                                12,873,090            --              --    12,873,090

PT Aneka Tambang Tbk                                     141,942,900            --              --    141,942,900

Rico Auto Industries Ltd.                                  8,990,692            --              --     8,990,692

Sadia SA, Preference                                      33,135,000            --              --    33,135,000

SARE Holding SA de CV, Cl. B                              45,037,950            --              --    45,037,950

Sistema Hals, GDR                                                 --         6,100              --         6,100

Sistema Hals, GDR                                                 --     1,169,000              --     1,169,000

Ssangyong Motor Co.                                       12,552,839            --         667,310    11,885,529

Sunplus Technology Co. Ltd.                               53,455,983            --            --      53,455,983

Telechips, Inc.                                              655,280            --         121,961       533,319

United Breweries Holdings Ltd.                             2,606,594            --       2,606,594            --

United Breweries Ltd.*                                     7,133,890            --       2,596,700     4,537,190

Varitronix International Ltd.                             25,033,000     3,482,000              --    28,515,000

Yedang Entertainment Co. Ltd.*                             1,887,737            --       1,221,385       666,352

8  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited


                                                                                DIVIDEND          REALIZED
                                                                   VALUE          INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------

Able C&C                                                  $    4,522,710             $ --   $   (3,579,518)

All America Latina Logistica                                 121,129,721               --               --

All America Latina Logistica, GDR                             10,475,090               --               --

Amtek Auto Ltd. 75,391,543 - -

Banco Latinoamericano de Exportaciones SA, Cl. E              52,444,560          618,635         (131,648)

Commerical International Bank, Sponsored GDR                  26,897,539               --               --

Commerical International Bank, Sponsored GDR                  42,518,875               --               --

Diagnosticos da America                                       69,560,924               --               --

Divi's Laboratories Ltd.*                                            - -               --        2,791,869

Finetec Corp.                                                 30,299,203               --               --

Highland Gold Mining Ltd.                                     29,421,698               --               --

Humax Co. Ltd.                                                92,051,604               --          953,081

Inventec Appliances Corp.*                                            --          118,917       (5,444,469)

Jeonbuk Bank                                                  25,213,543               --               --

Kyeryong Construction Industrial Co. Ltd.                     24,105,382               --               --

Medinet Nasr for Housing & Development Co.                    23,741,794          869,765               --

Merry Electronics Co. Ltd.                                    37,417,145            2,271               --

PT Aneka Tambang Tbk                                         116,930,594               --               --

Rico Auto Industries Ltd.                                     12,592,034          196,046               --

Sadia SA, Preference                                         105,450,416               --               --

SARE Holding SA de CV, Cl. B                                  55,356,379               --               --

Sistema Hals, GDR                                              1,498,160               --               --

Sistema Hals, GDR                                             14,355,320               --               --

Ssangyong Motor Co.                                           66,375,311               --       (2,282,768)

Sunplus Technology Co. Ltd.                                   54,877,509               --               --

Telechips, Inc.                                               10,645,147               --          (74,721)

United Breweries Holdings Ltd.                                        --               --       14,976,160

United Breweries Ltd.*                                                --               --        7,104,432

Varitronix International Ltd.                                 16,569,217          289,345               --

Yedang Entertainment Co. Ltd.*                                        --               --       (9,440,444)
                                                          -------------------------------------------------
                                                          $1,119,841,418   $    2,094,979      $ 4,871,974
                                                          -------------------------------------------------

*No longer an affiliate as of November 30, 2006. The value of the security has therefore been excluded from this table.
**Result of a corporate action.

2. Non-income producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $214,691,426 or 2.16% of the Fund's net assets as of November 30, 2006.
4. Partial or fully-loaned security. See accompanying Notes.
5. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $10,475,090, which represents 0.11% of the Fund's net assets. In addition, the Fund has restricted currency of $6,873,812, which represents 0.07% of the Fund's net assets. See accompanying Notes.
6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

9  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                     Value          Percent
-------------------------------------------------------------------------------
Brazil                                       $  1,694,736,193            16.7%
India                                           1,350,538,510            13.3
Taiwan                                          1,320,335,316            13.0
Korea, Republic of South                        1,229,563,681            12.1
South Africa                                      651,308,968             6.4
Mexico                                            629,878,181             6.2
Indonesia                                         525,897,393             5.2
Turkey                                            395,059,677             3.9
United States                                     369,424,478             3.6
Russia                                            360,188,423             3.5
Egypt                                             262,876,759             2.6
China                                             225,397,876             2.2
Israel                                            223,153,667             2.2
Philippines                                       117,459,397             1.2
Thailand                                          104,495,158             1.0
Singapore                                          87,418,743             0.9
Luxembourg                                         83,814,129             0.8
France                                             82,659,224             0.8
Hong Kong                                          64,774,430             0.6
Canada                                             60,569,683             0.6
Panama                                             52,444,560             0.5
Bermuda                                            41,540,317             0.4
Hungary                                            41,445,326             0.4
Cayman Islands                                     37,777,535             0.4
Denmark                                            37,442,843             0.4
Norway                                             34,656,836             0.3
Jersey, Channel Islands                            29,421,698             0.3
Lebanon                                            24,177,187             0.2
Portugal                                           20,015,742             0.2
Chile                                               4,668,480             0.1
                                              ----------------------------------
Total                                         $10,163,140,410           100.0%
                                              ----------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


10  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of November 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                   CONTRACT
                                 EXPIRATION         AMOUNT               VALUATION AS OF          UNREALIZED
CONTRACT DESCRIPTION                   DATE         (000S)             NOVEMBER 30, 2006        DEPRECIATION
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Indonesia Rupiah (IDR)              12/1/06     1,239,956 IDR                  $135,293                 $30


11  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY
As of November 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                  ACQUISITION                      VALUATION AS OF           UNREALIZED
SECURITY                                DATES             COST   NOVEMBER 30, 2006         DEPRECIATION
--------------------------------------------------------------------------------------------------------
CURRENCY
Argentine Peso (ARP)         1/13/06-11/17/06       $6,901,674     $     6,873,812          $    27,862

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2006, the Fund had on loan securities valued at $250,896,953, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $253,027,979 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

12  |  Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS                          November 30, 2006 / Unaudited

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   7,336,032,625
Federal tax cost of other investments                29,392,812
                                              ------------------
Total federal tax cost                        $   7,365,425,437
                                              ==================

Gross unrealized appreciation                 $   3,095,655,959
Gross unrealized depreciation                      (281,092,915)
                                              ------------------
Net unrealized appreciation                   $   2,814,563,044
                                              ==================



13  |  Oppenheimer Developing Markets Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007